Credit quality - Impaired loans and credit commitments (Details) - AUD ($) $ in Millions	Mar. 31, 2019	Oct. 01, 2018	Sep. 30, 2018	Mar. 31, 2018
Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets		$ 4,044	$ 3,053
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	$ (3,985)	(4,033)	(3,053)
Loans | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(3,637)	$ 3,696	2,814
Loans | Non-performing - Stage 3 | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(1,358)
Loans | Non-performing - Stage 3 | Impaired
Credit quality
Financial assets	949		763	$ 836
Loans | Non-performing - Stage 3 | Impaired | Gross amount
Credit quality
Financial assets	1,749		1,416	1,535
Loans | Non-performing - Stage 3 | Impaired | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(800)		(653)	(699)
Loans | Non-performing - Stage 3 | Impaired | Australia
Credit quality
Financial assets	861		647	681
Loans | Non-performing - Stage 3 | Impaired | Australia | Gross amount
Credit quality
Financial assets	1,595		1,249	1,302
Loans | Non-performing - Stage 3 | Impaired | Australia | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(734)		(602)	(621)
Loans | Non-performing - Stage 3 | Impaired | New Zealand
Credit quality
Financial assets	80		107	146
Loans | Non-performing - Stage 3 | Impaired | New Zealand | Gross amount
Credit quality
Financial assets	140		150	217
Loans | Non-performing - Stage 3 | Impaired | New Zealand | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(60)		(43)	(71)
Loans | Non-performing - Stage 3 | Impaired | Other overseas
Credit quality
Financial assets	8		9	9
Loans | Non-performing - Stage 3 | Impaired | Other overseas | Gross amount
Credit quality
Financial assets	14		17	16
Loans | Non-performing - Stage 3 | Impaired | Other overseas | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(6)		(8)	(7)
Loans | Non-performing - Stage 3 | Housing and business
Credit quality
Financial assets	762		561	617
Loans | Non-performing - Stage 3 | Housing and business | Gross amount
Credit quality
Financial assets	1,320		1,019	1,120
Loans | Non-performing - Stage 3 | Housing and business | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(558)		(458)	(503)
Loans | Non-performing - Stage 3 | Housing and business | Australia
Credit quality
Financial assets	691		460	479
Loans | Non-performing - Stage 3 | Housing and business | Australia | Gross amount
Credit quality
Financial assets	1,204		882	923
Loans | Non-performing - Stage 3 | Housing and business | Australia | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(513)		(422)	(444)
Loans | Non-performing - Stage 3 | Housing and business | New Zealand
Credit quality
Financial assets	65		94	130
Loans | Non-performing - Stage 3 | Housing and business | New Zealand | Gross amount
Credit quality
Financial assets	105		124	184
Loans | Non-performing - Stage 3 | Housing and business | New Zealand | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(40)		(30)	(54)
Loans | Non-performing - Stage 3 | Housing and business | Other overseas
Credit quality
Financial assets	6		7	8
Loans | Non-performing - Stage 3 | Housing and business | Other overseas | Gross amount
Credit quality
Financial assets	11		13	13
Loans | Non-performing - Stage 3 | Housing and business | Other overseas | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(5)		(6)	(5)
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due
Credit quality
Financial assets	166		182	200
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due | Gross amount
Credit quality
Financial assets	398		371	386
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(232)		(189)	(186)
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due | Australia
Credit quality
Financial assets	164		179	196
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due | Australia | Gross amount
Credit quality
Financial assets	379		358	368
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due | Australia | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(215)		(179)	(172)
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due | New Zealand
Credit quality
Financial assets	2		3	4
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due | New Zealand | Gross amount
Credit quality
Financial assets	19		12	17
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due | New Zealand | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(17)		(9)	(13)
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due | Other overseas | Gross amount
Credit quality
Financial assets			1	1
Loans | Non-performing - Stage 3 | Personal greater than 90 days past due | Other overseas | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets			(1)	(1)
Loans | Non-performing - Stage 3 | Restructured
Credit quality
Financial assets	21		20	19
Loans | Non-performing - Stage 3 | Restructured | Gross amount
Credit quality
Financial assets	31		26	29
Loans | Non-performing - Stage 3 | Restructured | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(10)		(6)	(10)
Loans | Non-performing - Stage 3 | Restructured | Australia
Credit quality
Financial assets	6		8	6
Loans | Non-performing - Stage 3 | Restructured | Australia | Gross amount
Credit quality
Financial assets	12		9	11
Loans | Non-performing - Stage 3 | Restructured | Australia | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(6)		(1)	(5)
Loans | Non-performing - Stage 3 | Restructured | New Zealand
Credit quality
Financial assets	13		10	12
Loans | Non-performing - Stage 3 | Restructured | New Zealand | Gross amount
Credit quality
Financial assets	16		14	16
Loans | Non-performing - Stage 3 | Restructured | New Zealand | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	(3)		(4)	(4)
Loans | Non-performing - Stage 3 | Restructured | Other overseas
Credit quality
Financial assets	2		2	1
Loans | Non-performing - Stage 3 | Restructured | Other overseas | Gross amount
Credit quality
Financial assets	3		3	2
Loans | Non-performing - Stage 3 | Restructured | Other overseas | Provisions for expected credit losses/Provisions for impairment charges
Credit quality
Financial assets	$ (1)		$ (1)	$ (1)